February 27, 2006

VIA EDGAR

Mr. Christian Sandoe
United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Builders Fixed Income Fund, Inc.; SEC File Nos. 811-08273 and 333-30221

Dear Mr. Sandoe:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”), Builders Fixed Income Fund, Inc. (the “Company”) hereby submits Post-Effective Amendment No. 15 to the Company’s Registration Statement for the purpose of including revised disclosure about the ProLoan program and enhanced derivatives risk disclosure. Pursuant to Rule 485(a)(1), the Company anticipates that this filing will be effective 60 days after receipt of this filing. At or before that time, the Company will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Post-Effective Amendment. The purpose of that filing will be to update missing financial information through the fiscal year ended December 31, 2005 and/or file updated exhibits to the Registration Statement.

Please note that the Prospectus and SAI relating to the Company were recently reviewed last year by the Staff as Post-Effective Amendment No. 13, filed pursuant to Rule 485(a)(1) on March 1, 2005 (accession number 0001144204-05-006357). No change in the investment objective, policies, techniques or other material aspects of the Company’s operations is contemplated, except for the changes noted above. Therefore, pursuant to Release No. IC-13768, the Company requests that this Post-Effective Amendment be afforded limited and expedited review.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5340.

Very truly yours,

/s/ Rodney Dewalt

Rodney Dewalt
For U.S. Bancorp Fund Services, LLC.

Enclosures